UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-23220

Fiera Capital Series Trust
(Exact name of Registrant as specified in charter)

375 Park Avenue, 8th Floor
New York, New York 10152
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road, Suite 400
Willington, Delaware 19808
(Name and address of agent for service)

Copy to:

Stephen A. McShea
Fiera Capital, Inc.
375 Park Avenue, 8th Floor
New York, New York 10152

George M. Silfen, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Registrant's telephone number, including area code: (212) 300-1600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

FORM N-Q

Item 1. Schedule of Investments.

Global Equity Focused Fund
SCHEDULE OF INVESTMENTS –
As of June 30, 2017 (Unaudited)

Description	Shares	Value
Common Stocks — 91.7%

India — 3.1%
HDFC Bank, Ltd., ADR	2,084	$181,246
Japan — 4.4%
Keyence Corp.	596	261,450
Netherlands — 5.3%
Unilever NV	5,764	318,123
Sweden — 3.5%
Svenska Handelsbanken AB	14,392	206,022
Switzerland — 11.4%
Cie Financiere Richemont SA	1,996	164,443
Nestle SA	3,268	284,403
Roche Holding AG	910	231,747
		680,593
United Kingdom — 8.5%
Diageo PLC	8,842	261,241
InterContinental Hotels Group PLC	4,431	246,250
		507,491
United States — 55.5%
3M Co.	1,534	319,363
Becton, Dickinson and Co.	1,572	306,713
Colgate-Palmolive Co.	3,561	263,977
Graco, Inc.	2,218	242,383
Johnson & Johnson	2,584	341,837
Mastercard, Inc.	2,623	318,563
Moody's Corp.	3,178	386,699
NIKE, Inc.	2,824	166,616
Sherwin-Williams Co.	704	247,076
TJX Cos., Inc.	3,282	236,862
U.S. Bancorp	4,518	234,575
United Technologies Corp.	1,933	236,039
		3,300,703

Total Common Stocks (identified cost $5,437,334)		5,455,628

Total Investments — 91.7% (identified cost $5,437,334)		5,455,628
Other Assets less Liabilities — 8.3%		495,968
Total Net Assets — 100.0%		$5,951,596

ADR -— American Depository Receipt

PLC -— Public Limited Company

See Accompanying Notes to the Schedule of Investments

Global Equity Focused Fund
Industry Allocation
As of June 30, 2017
(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$236,039	4.0%
Apparel	166,616	2.8
Banks	621,843	10.4
Beverages	261,241	4.4
Chemicals	247,076	4.1
Commercial Services	386,699	6.5
Cosmetics/Personal Care	582,100	9.8
Diversified Financial Services	318,563	5.4
Electronics	261,450	4.4
Food	284,403	4.8
Healthcare-Products	306,713	5.2
Lodging	246,250	4.1
Machinery-Diversified	242,383	4.1
Miscellaneous Manufacturing	319,363	5.4
Pharmaceuticals	573,584	9.6
Retail	401,305	6.7
Total Common Stocks	5,455,628	91.7
Total Investments	5,455,628	91.7
Other Assets and Liabilities	495,968	8.3
Total Net Assets	$5,951,596	100.0%

See Accompanying Notes to the Schedule of Investments

Fiera Capital Series Trust
Notes to the Schedule of Investments
June 30, 2017 (Unaudited)

Organization- Fiera Capital Series Trust (the “Trust”) was organized on December 8, 2016 as a statutory trust under the laws of the State of Delaware.  The Trust currently consists of the Fiera Capital Global Equity Focused Fund (the “Fund”) which is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

The investment objective of the Fund is to achieve capital appreciation. The Fund seeks to achieve its objective by investing in a portfolio of global equities.

Fiera Capital Inc. (the “Adviser”) serves as the investment adviser of the Fund. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Fund, including the Adviser.

The Fund offers two classes of shares: Investor and Institutional. Each Investor and Institutional share of the Fund represents identical interests in the Fund’s assets and has the same rights, except that Institutional Shares are expected to have lower operating expenses over time due to a distribution plan adopted with respect to Investor Shares of the Fund. There are an unlimited number of authorized shares of each class.

The following is a summary of significant accounting policies followed by the Fund in preparation of its schedule of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

Securities Valuations- The Fund’s securities are valued at current market prices. Domestic exchange traded equity securities (other than those that trade on NASDAQ) are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser, pursuant to policies adopted by the Board and under the supervision of the Board.

Any debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less may, absent unusual circumstances, be valued at amortized cost.

If, in the view of the Adviser, the bid price of a debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

U.S. GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.); or

• Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of June 30, 2017:

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$5,455,628	$-	$-	$5,455,628

Total Investments	$5,455,628	$-	$-	$5,455,628

As of June 30, 2017, the Fund did not hold any Level 3 securities. For the period ended June 30, 2017, there were no transfers among levels.

FEDERAL INCOME TAXES

At June 30, 2017, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$5,437,336

Gross unrealized appreciation	$64,681
Gross unrealized depreciation	(46,389)

Net unrealized appreciation on investments	$18,292

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiera Capital Series Trust

By:	/s/ Benjamin Thompson
Benjamin Thompson
Principal Executive Officer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Benjamin Thompson
Benjamin Thompson
Principal Executive Officer

Date:	August 23, 2017

By:	/s/ Pierre Blanchette
Pierre Blanchette
Principal Financial Officer

Date:	August 23, 2017

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)